SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Earnings Per Share, Basic and Diluted (USD $)	3 Months Ended		12 Months Ended										114 Months Ended	117 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2013	Mar. 31, 2014
Schedule of Earnings Per Share, Basic and Diluted [Abstract]0
Net Loss (in Dollars)	$ (412,343)	$ (590,421)	$ (2,059,305)	$ (2,119,706)	$ (1,045,749)	$ (287,345)	$ (786,979)	$ (328,478)	$ (1,490,871)	$ (5,504,237)	$ (1,816,896)	$ (95,587)	$ (15,535,153)	$ (15,947,496)
Weighted-average common shares Outstanding (Basic)	147,332,224	104,488,352	114,375,322	99,799,411
Weighted-average common stock Equivalents	57,744,955	50,679,673	56,852,098	47,532,822
Deduction of stock Equivalents not included due to net loss	(57,744,955)	(50,679,673)	(56,852,098)	(47,532,822)
Weighted-average common shares Outstanding (Diluted)	147,332,224	104,488,352	114,375,322	99,799,411
Basic and Diluted Net Gain (Loss) per Share (in Dollars per share)	$ 0.00	$ (0.01)	$ (0.02)	$ (0.02)